Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Series Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Floating Rate High Income Fund
Class Name	Fidelity® Series Floating Rate High Income Fund
Trading Symbol	FFHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 253,654,854
Holdings Count | shares	536
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$253,654,854
Number of Holdings	536
Portfolio Turnover	71%

Holdings [Text Block]	A 0.0 BBB 1.1 BB 21.7 B 57.3 CCC,CC,C 6.4 D 0.0 Not Rated 7.6 Equities 1.4 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.1 BB - 21.7 B - 57.3 CCC,CC,C - 6.4 D - 0.0 Not Rated - 7.6 Equities - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.4 Corporate Bonds 4.4 Common Stocks 1.4 Asset-Backed Securities 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.4 Corporate Bonds - 4.4 Common Stocks - 1.4 Asset-Backed Securities - 0.2 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 United States 90.8 United Kingdom 2.4 Canada 2.1 Netherlands 1.2 France 1.0 Luxembourg 0.6 Puerto Rico 0.4 Grand Cayman (UK Overseas Ter) 0.4 Sweden 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 United Kingdom - 2.4 Canada - 2.1 Netherlands - 1.2 France - 1.0 Luxembourg - 0.6 Puerto Rico - 0.4 Grand Cayman (UK Overseas Ter) - 0.4 Sweden - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.6 Asurion LLC 2.5 Clydesdale Acquisition Holdings Inc 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Fertitta Entertainment LLC/NV 1.1 Polaris Newco LLC 1.0 Altice France SA 1.0 Cloud Software Group Inc 1.0 MH Sub I LLC 0.9 13.7